Property, plant and equipment - Summary of Property, plant and equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	₺ 96,228,806	₺ 103,222,731
Additions net of depreciation	9,153,184	4,968,950
Disposals	(1,966,576)	(267,328)
Transfers	35,890	(755,315)
Asset Held for Sale		(8,370,924)
Impairment expenses/(reversals)	(16,613)	35,796
Transfer to investment property		40,268
Effects of movements in exchange rates	1,191,053	(2,645,372)
Balance at end of year	104,625,744	96,228,806
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	306,106,982	315,113,406
Additions	29,361,422	22,240,450
Disposals	(7,780,085)	(4,399,839)
Transfers	35,890	(755,315)
Asset Held for Sale		(22,525,038)
Impairment expenses/(reversals)		1,262
Transfer to investment property		204,167
Effects of movements in exchange rates	(2,570,085)	(3,772,111)
Balance at end of year	325,154,124	306,106,982
Gross Carrying Amount | Network infrastructure
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	262,524,269	272,692,565
Additions	6,661,908	7,807,662
Disposals	(6,928,047)	(3,963,934)
Transfers	14,215,645	10,742,609
Asset Held for Sale		(21,562,779)
Effects of movements in exchange rates	(1,652,429)	(3,191,854)
Balance at end of year	274,821,346	262,524,269
Gross Carrying Amount | Land and buildings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	16,554,828	14,440,765
Additions	1,575,790	2,173,950
Disposals	(32,410)	(32,572)
Transfers	3,071,341	75,698
Asset Held for Sale		(143,545)
Transfer to investment property		204,167
Effects of movements in exchange rates	(230,093)	(163,635)
Balance at end of year	20,939,456	16,554,828
Gross Carrying Amount | Equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	17,282,003	16,322,521
Additions	1,741,655	1,694,639
Disposals	(709,955)	(257,563)
Transfers	409,490	464,988
Asset Held for Sale		(249,176)
Effects of movements in exchange rates	(654,412)	(693,406)
Balance at end of year	18,068,781	17,282,003
Gross Carrying Amount | Motor vehicles
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	272,091	250,342
Additions	15,630	44,319
Disposals	(25,244)	(12,044)
Transfers		295
Asset Held for Sale		(3,572)
Effects of movements in exchange rates	(7,786)	(7,249)
Balance at end of year	254,691	272,091
Gross Carrying Amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	5,463,625	5,401,828
Additions	74,651	102,035
Disposals	(1,114)	(788)
Transfers	22,109	(3)
Asset Held for Sale		(36,366)
Effects of movements in exchange rates	(195)	(3,081)
Balance at end of year	5,559,076	5,463,625
Gross Carrying Amount | Electricity production power plant
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	489,643	489,643
Additions	4,546
Effects of movements in exchange rates	19
Balance at end of year	494,208	489,643
Gross Carrying Amount | Construction in progress
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	3,520,523	5,515,742
Additions	19,287,242	10,417,845
Disposals	(83,315)	(132,938)
Transfers	(17,682,695)	(12,038,902)
Asset Held for Sale		(529,600)
Impairment expenses/(reversals)		1,262
Effects of movements in exchange rates	(25,189)	287,114
Balance at end of year	5,016,566	3,520,523
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(209,878,176)	(211,890,675)
Additions - depreciation	(20,208,238)	(17,271,500)
Disposals	5,813,509	4,132,511
Asset Held for Sale		14,154,114
Impairment expenses/(reversals)	(16,613)	34,534
Transfer to investment property		(163,899)
Effects of movements in exchange rates	3,761,138	1,126,739
Balance at end of year	(220,528,380)	(209,878,176)
Accumulated depreciation, amortization and impairment | Network infrastructure
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(183,042,029)	(187,851,459)
Additions - depreciation	(17,105,348)	(13,111,126)
Disposals	5,638,083	3,925,764
Asset Held for Sale		13,834,432
Impairment expenses/(reversals)	(16,611)	34,198
Effects of movements in exchange rates	2,466,196	126,162
Balance at end of year	(192,059,709)	(183,042,029)
Accumulated depreciation, amortization and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(4,127,782)	(2,861,457)
Additions - depreciation	(775,368)	(980,232)
Disposals		11,903
Asset Held for Sale		101,293
Impairment expenses/(reversals)		316
Transfer to investment property		(163,899)
Effects of movements in exchange rates	125,484	(235,706)
Balance at end of year	(4,777,666)	(4,127,782)
Accumulated depreciation, amortization and impairment | Equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(17,521,935)	(16,022,790)
Additions - depreciation	(1,832,636)	(3,057,392)
Disposals	153,228	183,416
Asset Held for Sale		183,352
Impairment expenses/(reversals)	(2)	20
Effects of movements in exchange rates	1,162,731	1,191,459
Balance at end of year	(18,038,614)	(17,521,935)
Accumulated depreciation, amortization and impairment | Motor vehicles
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(257,078)	(233,069)
Additions - depreciation	(26,288)	(45,352)
Disposals	22,177	11,428
Asset Held for Sale		2,970
Effects of movements in exchange rates	43,147	6,945
Balance at end of year	(218,042)	(257,078)
Accumulated depreciation, amortization and impairment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(4,905,519)	(4,886,988)
Additions - depreciation	(443,277)	(52,718)
Disposals	21
Asset Held for Sale		32,067
Effects of movements in exchange rates	(1,467)	2,120
Balance at end of year	(5,350,242)	(4,905,519)
Accumulated depreciation, amortization and impairment | Electricity production power plant
Disclosure of detailed information about property, plant and equipment
Balance at beginning of year	(23,833)	(34,912)
Additions - depreciation	(25,321)	(24,680)
Effects of movements in exchange rates	(34,953)	35,759
Balance at end of year	₺ (84,107)	₺ (23,833)